Operating lease and other commitments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating lease and other commitments
Begininng balance	$ 158,384	$ 383,969
Renewed office lease	0	(4,040)
Accumulated amortization	(109,438)	(221,545)
Ending balance	$ 48,946	$ 158,384